UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--28.5%	Principal Amount ($)	Value ($)

ABN AMRO Bank N.V. (Yankee)
5.10%, 1/17/08	169,865,000	169,868,300
Allied Irish Banks PLC (Yankee)
4.94%, 6/6/08	400,000,000	400,017,017
American Express Centurion Bank
4.93%, 6/5/08	100,000,000	100,000,000
American Express Company
4.93%, 6/5/08	100,000,000	100,000,000
Banca Monte dei Paschi di Siena SpA (London)
4.88%, 2/6/08	300,000,000	300,001,481
Banco Bilbao Vizcaya Argentaria Puerto Rico (London)
5.24%, 1/15/08	50,000,000	50,000,192
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77% - 4.80%, 3/31/08 - 5/8/08	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
4.73% - 5.25%, 1/9/08 - 4/29/08	300,000,000	300,000,000
DEPFA BANK PLC (Yankee)
5.12%, 1/23/08	160,000,000 a	160,000,000
Natixis (Yankee)
5.19%, 2/15/08	300,000,000	300,000,000
Royal Bank of Scotland PLC (Yankee)
4.92% - 5.20%, 1/10/08 - 6/4/08	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB (Yankee)
5.03%, 2/25/08	500,000,000	500,000,000
Societe Generale (London) (Yankee)
4.82% - 5.20%, 1/4/08 - 2/5/08	125,000,000	125,000,000
UBS AG (Yankee)
5.06% - 5.50%, 3/12/08 - 3/19/08	450,000,000	450,000,000
Wachovia Bank, N.A.
4.80%, 5/23/08	125,000,000	125,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,679,886,990)		3,679,886,990
Commercial Paper--48.8%

Allied Irish Banks PLC
5.06%, 2/20/08	200,000,000	198,619,444
Alpine Securitization Corp.
4.89%, 1/29/08	80,000,000 a	79,699,467
ASB Bank Ltd.
5.15%, 2/20/08	100,000,000	99,297,917
ASB Finance Ltd.
4.84%, 2/4/08	100,000,000 a	99,548,556
Atlantic Asset Securitization LLC
5.38% - 6.07%, 1/3/08 - 3/11/08	364,571,000 a	363,258,460
Atlantis One Funding Corp.
5.29% - 5.37%, 1/4/08 - 2/26/08	446,230,000 a	444,112,971
Barton Capital LLC

5.00%, 1/11/08	277,234,000 a	276,852,033
CAFCO LLC
4.93% - 5.28%, 2/5/08 - 2/14/08	400,000,000 a	397,840,250
Canadian Imperial Bank of Commerce
4.91%, 2/19/08	250,000,000	248,350,333
Cancara Asset Securitisation Ltd.
5.10% - 5.60%, 1/9/08 - 3/13/08	630,000,000 a	627,881,892
Citigroup Funding Inc.
5.04% - 5.57%, 2/13/08 - 3/7/08	450,000,000	446,939,472
Commerzbank U.S. Finance Inc.
5.14%, 2/15/08	200,000,000	198,736,250
Fairway Finance Company LLC
4.93%, 1/25/08	150,000,000 a	149,512,000
FCAR Owner Trust, Ser. I
4.95% - 5.01%, 1/15/08 - 3/24/08	181,485,000	180,381,339
FCAR Owner Trust, Ser. II
4.94%, 3/19/08	50,000,000	49,474,583
JPMorgan Chase & Co.
5.04% - 5.15%, 2/4/08 - 2/15/08	450,000,000	447,495,785
Old Line Funding LLC
5.53%, 1/7/08	147,342,000 a	147,206,936
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	200,000,000	197,826,222
Scaldis Capital Ltd.
4.83% - 5.01%, 1/28/08 - 3/7/08	690,699,000 a	687,152,197
Solitaire Funding Ltd.
5.00% - 5.13%, 1/23/08 - 1/29/08	300,000,000 a	298,997,722
Swedbank (ForeningsSparbanken AB)
5.22%, 1/7/08 - 1/8/08	350,000,000	349,685,278
Windmill Funding Corp.
5.25%, 1/11/08	200,000,000 a	199,712,222
Working Capital Management Co. L.P.
6.00%, 1/24/08	100,000,000 a	99,619,861
Total Commercial Paper
(cost $6,288,201,190)		6,288,201,190
Corporate Notes--3.1%

Fifth Third Bancorp
4.91%, 1/24/08	200,000,000 b	200,000,000
Morgan Stanley
5.35%, 1/4/08	150,000,000 b	150,000,000
Sigma Finance Inc.
4.32%, 1/15/08	50,000,000 a,b	49,999,904
Total Corporate Notes
(cost $399,999,904)		399,999,904
Time Deposits--7.6%

Barclays Bank PLC (Grand Cayman)
1.50%, 1/2/08	200,000,000	200,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.50%, 1/2/08	134,000,000	134,000,000
Dresdner Bank AG (Grand Cayman)
3.00%, 1/2/08	400,000,000	400,000,000
JPMorgan Chase Bank, N.A. (Nassau)

0.25%, 1/2/08	150,000,000	150,000,000
RBS Citizens NA (Grand Cayman)
1.00%, 1/2/08	100,000,000	100,000,000
Total Time Deposits
(cost $984,000,000)		984,000,000
Repurchase Agreements--12.2%

Bear Stearns Cos. Inc.
4.70%, dated 12/31/07, due 1/2/08 in the amount of
$100,026,111 (fully collateralized by $102,060,000
Federal Home Loan Mortgage Corp., Participation
Certificates, 5.50%, due 12/1/37, value $102,000,080)	100,000,000	100,000,000
Credit Suisse (USA), Inc.
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$150,038,750 (fully collateralized by $15,395,210,970
Corporate Bonds, 0%-8.45%, due 4/7/10-3/25/45, value
$154,500,236)	150,000,000	150,000,000
Deutsche Bank Securities
4.62%, dated 12/31/07, due 1/2/08 in the amount of
$340,087,267 (fully collateralized by $869,937,251
Corporate Bonds, .80%-6.17%, due 6/15/22-2/12/51,
value $350,200,000)	340,000,000	340,000,000
HSBC USA, Inc.
4.60%, dated 12/31/07, due 1/2/08 in the amount of
$200,051,111 (fully collateralized by $205,505,000
Corporate Bonds, 3.88%-8.75%, due 5/1/08-3/15/67,
value $210,001,348)	200,000,000	200,000,000
Lehman Brothers, Inc.
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$150,038,750 (fully collateralized by $384,782,000
Federal National Mortgage Association, 5%-5.50%, due
12/1/32-10/1/35, value $152,986,923)	150,000,000	150,000,000
Merrill Lynch & Co. Inc.
4.25%-4.65%, dated 12/31/07, due 1/2/08 in the amount of
$347,085,197 (fully collateralized by $204,420,000
Commercial Paper, .04%-6.20%, due 1/2/08-1/29/08, value
$204,001,703 and $185,087,000 Corporate Bonds,
3.75%-10.19%, due 9/23/08-2/15/37, value $154,353,161)	347,000,000	347,000,000
Morgan Stanley
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$200,051,667 (fully collateralized by $8,771,802,807
Corporate Bonds, 0%-8.40%, due 7/15/17-12/20/49, value
$206,382,495)	200,000,000	200,000,000
UBS Securities LLC
4.60%, dated 12/31/07, due 1/2/08 in the amount of
$92,023,511 (fully collateralized by $91,285,000
Corporate Bonds, 4.45%-8.25%, due 10/15/09-6/1/37,
value $94,762,116)	92,000,000	92,000,000
Total Repurchase Agreements
(cost $1,579,000,000)		1,579,000,000
Total Investments (cost $12,931,088,084)	100.2%	12,931,088,084
Liabilities, Less Cash and Receivables	(.2%)	(21,469,389)
Net Assets	100.0%	12,909,618,695

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $4,081,394,471 or 31.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
December 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--36.1%	Principal Amount ($)	Value ($)

American Express Company (Yankee)
5.03%, 1/23/08	30,000,000	30,000,000
Banca Intesa SpA (Yankee)
5.02%, 1/28/08	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.40%, 1/3/08	30,000,000	30,000,000
Bank of Ireland (Yankee)
5.03%, 1/28/08	30,000,000 a	30,000,000
Dexia Credit Local (Yankee)
4.87%, 1/11/08	30,000,000	30,000,083
JPMorgan Chase Bank, N.A.
5.13%, 1/10/08	30,000,000	30,000,000
KBC Bank N.V.
5.30%, 1/2/08	30,000,000	30,000,000
Mizuho Corporate Bank (Yankee)
5.03%, 1/23/08	30,000,000	30,000,000
Royal Bank of Scotland PLC (Yankee)
5.03%, 1/23/08	30,000,000	30,000,000
Societe Generale (London)
5.05%, 1/28/08	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $300,000,083)		300,000,083
Time Deposits--21.1%

Abbey National Treasury Services PLC (Grand Cayman)
3.50%, 1/2/08	35,000,000	35,000,000
Branch Banking & Trust Co. (Grand Cayman)
2.00%, 1/2/08	35,000,000	35,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
2.00%, 1/2/08	35,000,000	35,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
2.38%, 1/2/08	35,000,000	35,000,000
U.S. Bank NA (Grand Cayman)
2.00%, 1/2/08	35,000,000	35,000,000
Total Time Deposits
(cost $175,000,000)		175,000,000
Repurchase Agreements--42.2%

Banc of America Securities LLC
4.40%, dated 12/31/07, due 1/2/08 in the amount of
$70,017,111 (fully collateralized by $40,552,933
Federal Home Loan Mortgage Corp., 0%-8.25%, due
8/15/35-5/15/37, value $35,215,162, $17,684,178
Federal National Mortgage Association, 0%-5.50%, due
8/25/35-4/25/37, value $16,235,372 and $20,318,559
Government National Mortgage Association, 5.45%,
12/16/44, value $19,949,466)	70,000,000	70,000,000
Barclays Financial LLC

4.75%, dated 12/31/07, due 1/2/08 in the amount of
$70,018,472 (fully collateralized by $69,083,000
Federal Home Loan Mortgage Corp., 5%, due 1/16/09,
value $71,400,504)	70,000,000	70,000,000
Deutsche Bank Securities
4.75%, dated 12/31/07, due 1/2/08 in the amount of
$70,018,472 (fully collateralized by $73,924,822
Federal Home Loan Mortgage Corp., 5.17%-8.29%, due
12/15/31-12/15/36, value $71,400,000)	70,000,000	70,000,000
Greenwich Capital Markets
4.75%, dated 12/31/07, due 1/2/08 in the amount of
$70,018,472 (fully collateralized by $499,136,034
Federal Home Loan Mortgage Corp., 0%-7.45%, due
2/15/21-5/15/36, value $47,052,166 and $1,091,296,427
Federal National Mortgage Association, 0%-5.50%, due
6/25/26-6/25/37, value $24,348,003)	70,000,000	70,000,000
UBS Securities LLC
4.50%, dated 12/31/07, due 1/2/08 in the amount of
$70,017,500 (fully collateralized by $74,910,000
Federal Home Loan Mortgage Corp., 5.43%, due 7/15/36,
value $71,400,692)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $350,000,000)		350,000,000
Total Investments (cost $825,000,083)	99.4%	825,000,083
Cash and Receivables (Net)	.6%	4,892,871
Net Assets	100.0%	829,892,954

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, this security amounted to $30,000,000 or 3.6% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)